Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenues		$ 4,852,182	$ 4,311,653	$ 3,665,445
Revenues – related parties		36,642	56,856	38,293
Cost of revenues		(2,455,597)	(2,034,959)	(1,767,331)
Cost of revenues – related parties		(293,485)	(216,729)	(202,491)
Gross profit		2,139,742	2,116,821	1,733,916
Operating expenses
Selling and marketing expenses		(302,230)	(336,345)	(396,731)
Selling and marketing expenses – related parties		(96,924)	(201,526)	(144,914)
General and administrative expenses		(654,724)	(522,011)	(708,288)
General and administrative expenses – related parties		(5,959)	(445)	(1,767)
Total operating expenses		(1,059,837)	(1,060,327)	(1,251,700)
Operating income		1,079,905	1,056,494	482,216
Other income, net
Other income		72,318	63,568	81,778
Other income – related parties				128,205
Total other income, net		72,318	63,568	209,983
Income before taxes		1,152,223	1,120,062	692,199
Provision for income taxes		(130,498)	(127,232)	(50,345)
Net income		1,021,725	992,830	641,854
Other comprehensive income
Foreign currency translation adjustment		16,694	3,966	19,360
Total comprehensive income		$ 1,038,419	$ 996,796	$ 661,214
Earning per share – basic (in Dollars per share)	[1]	$ 0.083	$ 0.08	$ 0.053
Earning per share – diluted (in Dollars per share)	[1]	$ 0.083	$ 0.08	$ 0.053
Basic weighted average shares outstanding (in Shares)	[1]	12,500,000	12,500,000	12,500,000
Diluted weighted average shares outstanding (in Shares)	[1]	12,500,000	12,500,000	12,500,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11)